NOTTINGHAM INVESTMENT TRUST II
                           105 North Washington Street
                               Post Office Box 69
                     Rocky Mount, North Carolina 27802-0069
                            Telephone (252) 972-9922

                                November 24, 1999


VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


RE:  Nottingham  Investment  Trust II (the  "Trust");  (File Nos.  33-37458  and
     811-06199) on behalf of the T Shares of the Capital Value Fund (the "Fund"), a series of the Trust
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Ladies and Gentlemen,


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the T Shares of the Fund and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 40 to the Trust's Registration Statement on Form N-1A, which was filed electronically on September 22, 1999.

Please call the undersigned at (252) 972-9922, extension 212, if you have any questions.


Yours truly,

/s/ C. Frank Watson, III
C. Frank Watson, III
Secretary, Nottingham Investment Trust II





CC:      Patsy Mengiste
         Asst. Branch Chief for Disclosure
         Division of Investment Management
         U.S. Securities and Exchange Commission
         450 Fifth Street, N.W.
         Mail Stop S-5
         Washington, DC  20549
         (202) 942-0632